Subordinated loans	12 Months Ended
Dec. 31, 2017
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Subordinated loans

17 Subordinated loans

Subordinated loans by group companies
	2017	2016
ING Groep N.V.	8,253	7,203
ING Group companies	7,715	10,020

	15,968	17,223

Subordinated loans issued by ING Groep N.V. to raise Tier 1 capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.

Changes in subordinated loans
	2017	2016
Opening balance	17,223	16,411
New issuances	2,331	2,070
Repayments	–2,343	–1,252
Exchange rate differences and other	–1,243	–6

Closing balance	15,968	17,223

In February 2017, ING Groep N.V. issued EUR 750 million securities that qualify as subordinated CRD IV Tier 2 notes with coupon of 2.50% until 24 February 2024. In September 2017, ING Groep N.V. issued EUR 1,000 million securities that qualify as subordinated CRD IV Tier 2 notes with coupon of 1.625% until 26 September 2024. In April 2017 ING Groep N.V. issued EUR 1,000 million subordinated CRD IV Tier 2 securities replacing EUR 1,000 million subordinated Tier 2 securities issued by ING Bank N.V. In 2017 ING Groep N.V. issued other private placements with total notional amounts of JPN 22,000 million and USD 260 million.

In March, and October 2017 respectively, ING Groep N.V. redeemed the USD 1,100 million 7.20% perpetual and the USD 500 million 6.2% Perpetual Debt Securities. In September 2017 ING redeemed the USD 522 million Additional Tier 1 instrument issued by ING Capital Funding Trust III.

The average interest rate on subordinated loans is 4.73% (2016: 4.94%). The interest expense during the year 2017 was EUR 784 million (2016: EUR 816 million).